Fair Value Measurements - Schedule of Instruments Not Carried at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long term debt, including current portion:
Carrying value	$ 1,838,900	$ 1,816,450	$ 1,718,297
Fair value		$ 1,218,606	$ 1,645,616